Note 7 - Deposits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Time Deposits, at or Above FDIC Insurance Limit	$ 18,258,000	$ 8,240,000
Interest Expense, Time Deposits, Above FDIC Insurance Limit	60,000	134,000	$ 186,000
Time Deposits, Total	125,777,000
Time Deposit Maturities, Year One	75,725,000
Time Deposit Maturities, Year Two	40,938,000
Time Deposit Maturities, Year Three	6,312,000
Time Deposit Maturities, Year Four	1,390,000
Time Deposit Maturities, Year Five	1,269,000
Time Deposit Maturities, after Year Five	143,000
Related Party Deposit Liabilities	$ 4,298,000	$ 4,596,000